Cash and Cash Equivalents (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Cash and Cash Equivalents [Abstract]
Schedule of cash and cash equivalents
	June 30, 2022
	Contracted Maturity	Amortized Cost	Fair Market Value	Balance per Balance Sheet
Cash	Demand	$33,529,574	$33,529,574	$33,529,574
Money market funds	Demand	—	—	—

		$33,529,574	$33,529,574	$33,529,574
	December 31, 2021
	Contracted Maturity	Amortized Cost	Fair Market Value	Balance per Balance Sheet
Cash	Demand	$2,847,375	$2,847,375	$2,847,375
Money market funds	Demand	44,000,000	44,000,000	44,000,000

		$46,847,375	$46,847,375	$46,847,375

	December 31, 2021
	Contracted Maturity	Amortized Cost	Fair Market Value	Balance per Balance Sheet
Cash	Demand	$2,847,375	$2,847,375	$2,847,375
Money market funds	Demand	44,000,000	44,000,000	44,000,000
		$46,847,375	$46,847,375	$46,847,375
	December 31, 2020
	Contracted Maturity	Amortized Cost	Fair Market Value	Balance per Balance Sheet
Cash	Demand	$517,545	$517,545	$517,545
Money market funds	Demand	928,502	928,502	928,502
		$1,446,047	$1,446,047	$1,446,047